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VIA EDGAR


May 4, 2009


Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Variable Annuity Account Four ("Registrant")
     AIG SunAmerica Life Assurance Company ("Depositor")
     Anchor Advisor Variable Annuity
     File No. 033-86642 and 811-08874

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus as supplemented and Statement of Additional Information dated May 1, 2009 for Registrant on behalf of the Anchor Advisor Variable Annuity contains no changes from the form of Prospectus as supplemented and Statement of Additional Information contained in Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on May 1, 2009, via EDGAR.

Should you have any questions regarding this, please do not hesitate to contact me at (310) 772-6307.


Very truly yours,

/s/ Lucia B. Williams
---------------------------
Lucia B. Williams
Supervising Director,
Variable Product Regulation